Stockholders' Equity and Non-controlling Interests	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity and Non-controlling Interests
NOTE 19. Stockholders’ Equity and Non-controlling Interests

Share Repurchase Program

In July 2012, the board of directors authorized the repurchase of up to $100 million of the Company's common stock. During 2012, the Company repurchased 1,005,559 shares of its outstanding common stock at an weighted average price of $49.72 per share, excluding commissions, for the aggregate purchase price of $50 million. In January 2013, the board of directors reauthorized the previously authorized $100 million and increased the repurchase amount an additional $200 million, bringing the total share repurchase authorization to $300 million. In March 2013, the Company entered into an accelerated stock buyback ("ASB") program with a third-party financial institution to purchase shares of common stock for an aggregate purchase price of $125 million. Under the program, the Company paid the financial institution $125 million and received an initial delivery of 1,713,502 shares of common stock. The value of those shares on the date of delivery was $100 million at $58.36 per share and is included in common stock held in treasury. On April 17, 2013, the program concluded and the Company received an additional 495,576 shares. The final settlement price for all shares delivered under the program was $56.58.

In August 2013, the Company's board of directors raised the authorization of its remaining share repurchase program from $125 million to $1 billion over the next two years. The Company entered into another ASB program in August 2013 with a third-party financial institution to purchase shares of common stock for an aggregate purchase price of $125 million. The Company paid the financial institution $125 million and received an initial delivery of 1,368,925 shares of common stock. The value of those shares on the date of delivery was $100 million at $73.05 per share and is included in common stock held in treasury. On December 20, 2013, the program concluded and the Company received an additional 307,975 shares. The final settlement price for all shares delivered under the program was $74.54.

On May 8, 2014, the Company announced another ASB program with a third-party financial institution to purchase shares of common stock for an aggregate purchase price of $500 million. Under the program, the Company paid the financial institution $500 million and received an initial delivery of 3,394,157 shares of common stock using a reference price of $92.07, and an additional delivery of 1,129,001 shares of common stock following the conclusion of the hedge period which determined a certain minimum amount of shares guaranteed under a portion of the program that had a maximum per share price of $100.54. The final settlement will be generally based on the volume-weighted average price of the Company's common stock over a period of up to approximately 12 months, less a negotiated discount, 50 percent of which will be subject to a maximum per share price. On October 15, 2014, the capped portion of the program concluded, and the Company received an additional 112,269 shares. The final settlement price for all shares delivered under the capped portion of the program was $96.19. As of December 31, 2014, $375 million remained authorized and available for repurchase through December 31, 2015. On May 1, 2015, the uncapped portion of the program concluded, and the Company received an additional 534,214 shares. The final settlement price for all shares delivered under the uncapped portion of the program was $97.25.

On June 11, 2015, the Company's board of directors authorized an additional $125 million of share repurchase for a total of $500 million available for share repurchase. On June 15, 2015, the Company entered into another ASB program with a third-party financial institution to purchase shares of common stock for an aggregate purchase price of $500 million. Under the program, the Company paid the financial institution $500 million and received an initial delivery of 3,712,297 shares of common stock, which is approximately 80% of the total number of shares of the Company’s common stock expected to be repurchased under the ASB Agreement based on the closing price of the Company’s common stock on June 15, 2015. The final number of shares to be repurchased will be based on the average of the daily volume-weighted average prices of the Company’s common stock during the term of the transaction, less an agreed discount and subject to adjustments pursuant to the terms and conditions of the ASB Agreement. The final settlement of the transaction under the ASB Agreement is expected to occur by the end of 2015 but may be accelerated at the option of the third-party financial institution.

Treasury Stock

As of December 31, 2014, the Company's board of directors has authorized a total of $1.175 billion in share repurchases since July of 2012. As a result of the execution of the share repurchase program, the Company's treasury stock has increased. In 2012, open market repurchases under the share repurchase program contributed a total of 1,005,559 shares to treasury stock. The $125 million ASB that completed on April 17, 2013, contributed a total of 2,209,078 shares to treasury stock in 2013. The $125 million ASB that completed on December 20, 2013, contributed a total of 1,676,900 shares to treasury stock in 2013. The $500 million ASB program entered into on May 8, 2014, contributed a total of 4,635,427 shares to treasury stock in 2014. At December 31, 2014 and 2013, the Company held approximately 10,080,000 and 5,640,000 shares of common stock in treasury for use in satisfying obligations under employee incentive compensation arrangements. The Company values shares of common stock held in treasury at cost.

Non-Controlling Interests

Non-controlling interests in the Visteon Corporation economic entity are as follows:

	December 31
	2014	2013
	(Dollars in Millions)
HVCC	$798	$790
YFVE	118	139
SVAE	39	—
Visteon Interiors Korea, Ltd.	—	22
Other	1	2
Total non-controlling interests	$956	$953

In connection with the Electronics Acquisition, the Company acquired a controlling 60% interest in Shanghai Visteon Automotive Electronics Co., Ltd. ("SVAE"). In connection with the preliminary purchase price allocation, the non-controlling interest in SVAE was recorded at estimated fair value based on management's estimates, available information, and reasonable and supportable assumptions as the July 1, 2014, transaction closing date. Additionally, the Company utilized a third-party to assist with the estimation of fair value. The estimated fair value of the non-controlling interest in SVAE of $41 million was based on the discounted cash flows method, which is an income approach. This fair value measurement is classified within level 3 of the fair value hierarchy.

Pursuant to the November 2013 step acquisition of a controlling interest in YFVE, Visteon applied business combination accounting and consolidated YFVE. In connection with the purchase accounting, Visteon recorded the estimated fair value of the non-controlling interest in YFVE at $138 million.

During the first quarter of 2013, Halla Climate Control Corporation purchased certain subsidiaries and intellectual property of Visteon's global climate business for approximately $410 million. The transfer of Visteon's Climate operations to HVCC represented a common control transaction. Accordingly, the assets and liabilities were transferred at their respective carrying value and no gain or loss was recorded by the Company.

Warrants

The warrants to purchase up to 2,355,000 shares of common stock at an exercise price of $9.66 per share, which expire ten years from issuance ("Ten Year Warrants") may be net share settled and are recorded as permanent equity in the Company’s consolidated balance sheets with 909 and 909 warrants outstanding at December 31, 2014 and 2013, respectively. The Ten Year Warrants were valued at $15.00 per share on October 1, 2010 using the Black-Scholes option pricing model. Significant assumptions used in determining the fair value of such warrants at issuance included share price volatility and risk-free rate of return. The volatility assumption was based on the implied volatility and historical realized volatility for comparable companies. The risk-free rate assumption was based on U.S. Treasury bond yields.

The warrants to purchase up to 1,552,774 shares of common stock at an exercise price of $58.80 per share, which expire five years from issuance ("Five Year Warrants") may be net share settled and are recorded as permanent equity in the Company’s consolidated balance sheets with 806,436 and 1,548,387 warrants outstanding at December 31, 2014 and 2013, respectively. The Five Year Warrants were valued at $3.62 per share on October 1, 2010 using the Black-Scholes option pricing model. Significant assumptions used in determining the fair value of such warrants at issuance included share price volatility and risk-free rate of return. The volatility assumption was based on the implied volatility and historical realized volatility for comparable companies. The risk-free rate assumption was based on U.S. Treasury bond yields.

If the Company pays or declares a dividend or makes a distribution on common stock payable in shares of its common stock, the number of shares of common stock or other shares of common stock for which a Warrant (the Five Year Warrants and Ten Year Warrants, collectively) is exercisable shall be adjusted so that the holder of each Warrant shall be entitled upon exercise to receive the number of shares of common stock that such warrant holder would have owned or have been entitled to receive after the happening of any of the events described above, had such Warrant been exercised immediately prior to the happening of such event. In addition, if the Company pays an extraordinary dividend (as defined in each Warrant Agreement) to common share holders, then the exercise price shall be decreased effective immediately after the effective date of such extraordinary dividend, dollar-for-dollar by the fair market value of any securities or other assets paid or distributed on each share of common stock.

Accumulated Other Comprehensive Income (Loss)
Changes in Accumulated other comprehensive income (loss) (“AOCI”) and reclassifications out of AOCI by component includes:

	Year Ended December 31
	2014	2013
	(Dollars in Millions)
Changes in AOCI:
Beginning balance	$(12)	$(90)
Other comprehensive income (loss) before reclassification, net of tax	(247)	124
Amounts reclassified from AOCI	(40)	(46)
Ending balance	$(299)	$(12)

Changes in AOCI by component:
Foreign currency translation adjustments
Beginning balance	$(37)	$11
Other comprehensive (loss) income before reclassification, net of tax	(100)	(11)
Amounts reclassified from AOCI (a)	(1)	(37)
Ending balance	(138)	(37)
Benefit plans
Beginning balance	25	(108)
Other comprehensive income (loss) before reclassification, net of tax (b)	(161)	131
Amounts reclassified from AOCI (c)	(20)	2
Ending balance	(156)	25
Unrealized hedging gains (loss)
Beginning balance	—	7
Other comprehensive income before reclassification, net of tax (d)	14	4
Amounts reclassified from AOCI (e)	(19)	(11)
Ending balance	(5)	—
AOCI ending balance	$(299)	$(12)
(a) Amount included in Other expense in Consolidated Statement of Comprehensive Income.
(b) Net tax benefits of $8 million and $4 million are related to benefit plans for the year ended December 31, 2014 and 2013, respectively.
(c) Amount included in the computation of net periodic pension cost. (See Note 15 Employee retirement benefits for additional details.)
(d) Net tax benefit of $2 million and expense of $3 million are related to unrealized hedging gain (loss) for the year ended December 31, 2014 and 2013, respectively.
(e) Amount is included in Cost of sales in Consolidated Statement of Comprehensive Income.

Restricted Net Assets

Restricted net assets related to the Company’s non-consolidated affiliates were approximately $165 million and $228 million, respectively, as of December 31, 2014 and 2013. Restricted net assets related to the Company’s consolidated subsidiaries were approximately $392 million and $405 million, respectively as of December 31, 2014 and 2013. Restricted net assets of consolidated subsidiaries are attributable to the Company’s operations in China, where certain regulatory requirements and governmental restraints result in significant restrictions on the Company’s consolidated subsidiaries ability to transfer funds to the Company.